UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08226

Templeton Global Investment Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 954 527-7500

Date of fiscal year end: 8/31

Date of reporting period: 8/31/24

Item 1. Reports to Stockholders.

a.)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

b.)	A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.

Not Applicable.

Templeton Emerging Markets Small Cap Fund
Class A [TEMMX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Templeton Emerging Markets Small Cap Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$191	1.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class A shares of Templeton Emerging Markets Small Cap Fund returned 18.29%. The Fund compares its performance to the MSCI Emerging Markets Small Cap Index-NR, which returned 16.20% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, consumer discretionary, financials and health care contributed to absolute returns.
↑	By country, India, Taiwan and the Philippines were the largest absolute contributors.
↑	Shares of Zomato, India’s largest online food delivery platform, performed on strong results for several quarters.

Top detractors from performance:
↓	By sector, real estate, materials and utilities were the largest detractors from absolute performance.
↓	By country, China, Brazil and the United Arab Emirates were absolute detractors.
↓	Daqo New Energy, a Chinese polysilicon producer, detracted as a decline in polysilicon prices weighed on its share price.
Templeton Emerging Markets Small Cap Fund	PAGE 1	426-ATSR-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 8/31/2014 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class A	18.29	7.67	4.00
Class A (with sales charge)	11.75	6.45	3.41
MSCI All Country World ex-U.S. Index-NR	18.21	7.56	4.42
MSCI Emerging Markets Small Cap Index-NR	16.20	11.84	5.01
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$353,832,397
Total Number of Portfolio Holdings*	88
Total Management Fee Paid	$4,328,251
Portfolio Turnover Rate	20.02%
*	Does not include derivatives, except purchased options, if any.
Templeton Emerging Markets Small Cap Fund	PAGE 2	426-ATSR-1024

WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Emerging Markets Small Cap Fund	PAGE 3	426-ATSR-1024

Templeton Emerging Markets Small Cap Fund
Class C [TCEMX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Templeton Emerging Markets Small Cap Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$272	2.50%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class C shares of Templeton Emerging Markets Small Cap Fund returned 17.31%. The Fund compares its performance to the MSCI Emerging Markets Small Cap Index-NR, which returned 16.20% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, consumer discretionary, financials and health care contributed to absolute returns.
↑	By country, India, Taiwan and the Philippines were the largest absolute contributors.
↑	Shares of Zomato, India’s largest online food delivery platform, performed on strong results for several quarters.

Top detractors from performance:
↓	By sector, real estate, materials and utilities were the largest detractors from absolute performance.
↓	By country, China, Brazil and the United Arab Emirates were absolute detractors.
↓	Daqo New Energy, a Chinese polysilicon producer, detracted as a decline in polysilicon prices weighed on its share price.
Templeton Emerging Markets Small Cap Fund	PAGE 1	526-ATSR-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 8/31/2014 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class C	17.31	6.85	3.23
Class C (with sales charge)	16.31	6.85	3.23
MSCI All Country World ex-U.S. Index-NR	18.21	7.56	4.42
MSCI Emerging Markets Small Cap Index-NR	16.20	11.84	5.01
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$353,832,397
Total Number of Portfolio Holdings*	88
Total Management Fee Paid	$4,328,251
Portfolio Turnover Rate	20.02%
*	Does not include derivatives, except purchased options, if any.
Templeton Emerging Markets Small Cap Fund	PAGE 2	526-ATSR-1024

WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Emerging Markets Small Cap Fund	PAGE 3	526-ATSR-1024

Templeton Emerging Markets Small Cap Fund
Class R [FTESX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Templeton Emerging Markets Small Cap Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$218	2.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R shares of Templeton Emerging Markets Small Cap Fund returned 18.02%. The Fund compares its performance to the MSCI Emerging Markets Small Cap Index-NR, which returned 16.20% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, consumer discretionary, financials and health care contributed to absolute returns.
↑	By country, India, Taiwan and the Philippines were the largest absolute contributors.
↑	Shares of Zomato, India’s largest online food delivery platform, performed on strong results for several quarters.

Top detractors from performance:
↓	By sector, real estate, materials and utilities were the largest detractors from absolute performance.
↓	By country, China, Brazil and the United Arab Emirates were absolute detractors.
↓	Daqo New Energy, a Chinese polysilicon producer, detracted as a decline in polysilicon prices weighed on its share price.
Templeton Emerging Markets Small Cap Fund	PAGE 1	826-ATSR-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 8/31/2014 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class R	18.02	7.40	3.75
MSCI All Country World ex-U.S. Index-NR	18.21	7.56	4.42
MSCI Emerging Markets Small Cap Index-NR	16.20	11.84	5.01
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$353,832,397
Total Number of Portfolio Holdings*	88
Total Management Fee Paid	$4,328,251
Portfolio Turnover Rate	20.02%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Emerging Markets Small Cap Fund	PAGE 2	826-ATSR-1024

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Emerging Markets Small Cap Fund	PAGE 3	826-ATSR-1024

Templeton Emerging Markets Small Cap Fund
Class R6 [FTEQX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Templeton Emerging Markets Small Cap Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$161	1.47%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R6 shares of Templeton Emerging Markets Small Cap Fund returned 18.60%. The Fund compares its performance to the MSCI Emerging Markets Small Cap Index-NR, which returned 16.20% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, consumer discretionary, financials and health care contributed to absolute returns.
↑	By country, India, Taiwan and the Philippines were the largest absolute contributors.
↑	Shares of Zomato, India’s largest online food delivery platform, performed on strong results for several quarters.

Top detractors from performance:
↓	By sector, real estate, materials and utilities were the largest detractors from absolute performance.
↓	By country, China, Brazil and the United Arab Emirates were absolute detractors.
↓	Daqo New Energy, a Chinese polysilicon producer, detracted as a decline in polysilicon prices weighed on its share price.
Templeton Emerging Markets Small Cap Fund	PAGE 1	8426-ATSR-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 8/31/2014 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class R6	18.60	8.02	4.33
MSCI All Country World ex-U.S. Index-NR	18.21	7.56	4.42
MSCI Emerging Markets Small Cap Index-NR	16.20	11.84	5.01
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017 are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$353,832,397
Total Number of Portfolio Holdings*	88
Total Management Fee Paid	$4,328,251
Portfolio Turnover Rate	20.02%
*	Does not include derivatives, except purchased options, if any.
Templeton Emerging Markets Small Cap Fund	PAGE 2	8426-ATSR-1024

WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Emerging Markets Small Cap Fund	PAGE 3	8426-ATSR-1024

Templeton Emerging Markets Small Cap Fund
Advisor Class [TEMZX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Templeton Emerging Markets Small Cap Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$164	1.50%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Advisor Class shares of Templeton Emerging Markets Small Cap Fund returned 18.62%. The Fund compares its performance to the MSCI Emerging Markets Small Cap Index-NR, which returned 16.20% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, consumer discretionary, financials and health care contributed to absolute returns.
↑	By country, India, Taiwan and the Philippines were the largest absolute contributors.
↑	Shares of Zomato, India’s largest online food delivery platform, performed on strong results for several quarters.

Top detractors from performance:
↓	By sector, real estate, materials and utilities were the largest detractors from absolute performance.
↓	By country, China, Brazil and the United Arab Emirates were absolute detractors.
↓	Daqo New Energy, a Chinese polysilicon producer, detracted as a decline in polysilicon prices weighed on its share price.
Templeton Emerging Markets Small Cap Fund	PAGE 1	626-ATSR-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 8/31/2014 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	18.62	7.94	4.27
MSCI All Country World ex-U.S. Index-NR	18.21	7.56	4.42
MSCI Emerging Markets Small Cap Index-NR	16.20	11.84	5.01
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$353,832,397
Total Number of Portfolio Holdings*	88
Total Management Fee Paid	$4,328,251
Portfolio Turnover Rate	20.02%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Emerging Markets Small Cap Fund	PAGE 2	626-ATSR-1024

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Emerging Markets Small Cap Fund	PAGE 3	626-ATSR-1024

Franklin Templeton SMACS: Series EM
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Franklin Templeton SMACS: Series EM for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Templeton SMACS: Series EM1	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Franklin Templeton SMACS: Series EM returned 20.33%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 15.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Information technology, financials and consumer discretionary sectors contributed to absolute returns
↑	By country, Taiwan, South Korea and India were the largest absolute contributors
↑	Taiwan Semiconductor Manufacturing contributed with solid results and an optimistic outlook over the period

Top detractors from performance:
↓	Materials, communication services and industrials sectors were the largest detractors
↓	By country, Brazil, Indonesia and Mexico were absolute detractors
↓	Samsung SDI, a South Korea-based lithium-ion battery manufacturer, detracted on investor concerns of weaker-than-expected growth in end-market demand for its products
Franklin Templeton SMACS: Series EM	PAGE 1	3010-ATSR-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
VALUE OF A $10,000 INVESTMENT – Franklin Templeton SMACS: Series EM 10/20/2021 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	Since Inception (10/20/2021)
Franklin Templeton SMACS: Series EM	20.33	-0.13
MSCI All Country World ex-U.S. Index-NR	18.21	2.18
MSCI Emerging Markets Index-NR	15.07	-3.11
Performance figures do not reflect the effect of fees and expenses associated with a separately managed account or a management fee or other operating expenses of the Fund, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$1,023,163
Total Number of Portfolio Holdings*	51
Total Management Fee Paid	$0
Portfolio Turnover Rate	34.19%
*	Does not include derivatives, except purchased options, if any.
Franklin Templeton SMACS: Series EM	PAGE 2	3010-ATSR-1024

WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton SMACS: Series EM	PAGE 3	3010-ATSR-1024

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer .

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec, and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $90,453 for the fiscal year ended August 31, 2024 and $85,745 for the fiscal year ended August 31, 2023.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $140,000 for the fiscal year ended August 31, 2024, and $70,000 for the fiscal year ended August 31, 2023. The services for which these fees were paid included global access to tax platform International Tax View.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended August 31, 2024, and $176 for the fiscal year ended August 31, 2023. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $47,804 for the fiscal year ended August 31, 2024 and $37,215 for the fiscal year ended August 31, 2023. The services for which these fees were paid included professional fees in connection with SOC 1 Reports and fees in connection with license for accounting and business knowledge platform Viewpoint.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

(iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

(iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $187,804 for the fiscal year ended August 31, 2024 and $107,391 for the fiscal year ended August 31, 2023.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments.

(a) Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b) N/A

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Franklin Templeton
SMACS: Series EM
Financial Statements and Other Important Information
Annual | August 31, 2024

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 6
Notes to Financial Statements 9
Report of Independent Registered Public Accounting Firm 16
Tax Information 17
Changes In and Disagreements with Accountants 18
Results of Meeting(s) of Shareholders 18
Remuneration Paid to Directors, Officers and Others 18
Board Approval of Management and Subadvisory Agreements 18

TEMPLETON GLOBAL INVESTMENT TRUST
Financial Highlights
Franklin Templeton SMACS: Series EM
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
a
Year Ended August 31, Year Ended
August 31,
2022
a
2024 2023
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $7.92 $7.66 $10.00
Income from investment operations
b
:
Net investment income
c
.................................................. 0.27 0.34
d
0.19
Net realized and unrealized gains (losses) .................................... 1.27 0.22 (2.47)
Total from investment operations ............................................. 1.54 0.56 (2.28)
Less distributions from:
Net investment income ................................................... (0.39) (0.30) (0.06)
Net asset value, end of year ................................................ $9.07 $7.92 $7.66
Total return
e
............................................................ 20.33% 7.43% (22.92)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ............................... 13.34% 15.23% 17.93%
Expenses net of waiver and payments by affiliates ................................ —% —% —%
Net investment income .................................................... 3.26% 4.37%
d
2.48%
Supplemental data
Net assets, end of year (000’s) .............................................. $1,023 $894 $849
Portfolio turnover rate ..................................................... 34.19% 35.74% 31.11%
a
For the period October 20, 2021 (commencement of operations) to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Net investment income per share includes approximately $0.12 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.85%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

Templeton Global Investment Trust
Schedule of Investments, August 31, 2024
Franklin Templeton SMACS: Series EM
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a a Industry Shares a Value
a
Common Stocks 96.3%
Brazil 1.9%
a
Hypera SA ..................... Pharmaceuticals 1,198 $ 6,067
a
Oncoclinicas do Brasil Servicos Medicos
SA .......................... Health Care Providers & Services 6,292 7,436
TOTVS SA ..................... Software 1,256 6,680
20,183
Cambodia 0.4%
a
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 8,440 3,585
China 9.7%
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd. , A ........... Construction Materials 2,601 3,985
Brilliance China Automotive Holdings
Ltd. ......................... Automobiles 2,034 848
b
Budweiser Brewing Co. APAC Ltd. ,
144A , Reg S .................. Beverages 21,340 24,320
China Resources Building Materials
Technology Holdings Ltd. ......... Construction Materials 21,612 4,247
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 8,558 5,073
b
Greentown Service Group Co. Ltd. , Reg
S ........................... Real Estate Management & Development 5,063 2,343
Guangzhou Tinci Materials Technology
Co. Ltd. , A .................... Chemicals 2,860 5,786
Haier Smart Home Co. Ltd. , D ....... Household Durables 6,507 10,989
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 4,317 4,612
a,b,c
Kuaishou Technology , 144A , Reg S ... Interactive Media & Services 2,096 10,698
Uni-President China Holdings Ltd. .... Food Products 19,729 17,432
a,b
Wuxi Biologics Cayman, Inc. , 144A , Reg
S ........................... Life Sciences Tools & Services 5,963 8,487
98,820
Hungary 2.4%
Richter Gedeon Nyrt. ............. Pharmaceuticals 819 24,818
India 6.0%
ACC Ltd. ....................... Construction Materials 404 11,225
Bajaj Holdings & Investment Ltd. ..... Financial Services 134 16,078
Federal Bank Ltd. ................ Banks 6,232 14,467
a
One 97 Communications Ltd. ....... Financial Services 451 3,351
a
Zomato Ltd. .................... Hotels, Restaurants & Leisure 5,550 16,568
61,689
Indonesia 1.0%
Astra International Tbk. PT ......... Industrial Conglomerates 30,783 10,152
Italy 0.4%
a,b
Wizz Air Holdings plc , 144A , Reg S ... Passenger Airlines 222 3,907
Mexico 0.2%
a,b
Nemak SAB de CV , 144A , Reg S .... Automobile Components 15,599 1,759
Philippines 1.0%
BDO Unibank, Inc. ............... Banks 3,907 10,625
South Africa 3.9%
Discovery Ltd. ................... Insurance 2,884 24,681
Netcare Ltd. .................... Health Care Providers & Services 19,801 15,072
39,753

Templeton Global Investment Trust
Schedule of Investments
Franklin Templeton SMACS: Series EM
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a a Industry Shares a Value
a
Common Stocks
(continued)
South Korea 36.1%
Doosan Bobcat, Inc. .............. Machinery 437 $ 13,025
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 327 10,363
Hankook Tire & Technology Co. Ltd. .. Automobile Components 103 3,348
LG Corp. ....................... Industrial Conglomerates 611 36,234
a
LigaChem Biosciences, Inc. ........ Life Sciences Tools & Services 65 4,695
NAVER Corp. ................... Interactive Media & Services 386 48,906
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 1,962 108,828
Samsung Life Insurance Co. Ltd. ..... Insurance 780 56,901
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 105 27,910
SK Hynix, Inc. ................... Semiconductors & Semiconductor Equipment 372 48,686
Soulbrain Co. Ltd. ................ Chemicals 61 10,831
369,727
Taiwan 26.7%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 7,844 45,242
Lite-On Technology Corp. .......... Technology Hardware, Storage & Peripherals 1,772 5,940
MediaTek, Inc. .................. Semiconductors & Semiconductor Equipment 1,270 49,254
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 5,503 162,776
Yageo Corp. .................... Electronic Equipment, Instruments &
Components 473 9,728
272,940
Thailand 5.0%
Kasikornbank PCL ............... Banks 6,728 28,285
Minor International PCL ............ Hotels, Restaurants & Leisure 12,735 10,090
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 25,454 5,315
Thai Beverage PCL ............... Beverages 18,151 7,379
51,069
United Arab Emirates 1.6%
Emirates Central Cooling Systems Corp. Water Utilities 21,605 10,118
Spinneys 1961 Holding plc ......... Consumer Staples Distribution & Retail 14,094 5,718
15,836
Total Common Stocks (Cost $ 950,923 ) .........................................
984,863
Short Term Investments 0.0%
†
a a
Industry Shares a Value
a a a a a a
Money Market Funds 0.0%
†
United States 0.0%
†
d,e
Institutional Fiduciary Trust - Money
Market Portfolio , 4.982% ......... 175 175
Total Money Market Funds (Cost $ 175 ) .........................................
175
a a a a a
Total Short Term Investments (Cost $ 175 ) ......................................
175
a a a
Total Investments (Cost $ 951,098 ) 96.3% .......................................
$985,038
Other Assets, less Liabilities 3.7% .............................................
38,125
Net Assets 100.0% ...........................................................
$1,023,163
a a a

Templeton Global Investment Trust
Schedule of Investments
Franklin Templeton SMACS: Series EM
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2024, the aggregate value of these securities was $51,514, representing 5.0% of net assets.
c
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At August 31, 2024, the value of this security was $10,698, representing 1.0%
of net assets.
d
See Note 3(d) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Investment Trust
Financial Statements
Statement of Assets and Liabilities
August 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
Franklin
Templeton
SMACS: Series
EM
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $950,923
Cost - Non-controlled affiliates (Note 3 d ) ........................................................ 175
Value - Unaffiliated issuers .................................................................. $984,863
Value - Non-controlled affiliates (Note 3 d ) ....................................................... 175
Receivables:
Investment securities sold ................................................................... 2,695
Dividends ............................................................................... 481
Affiliates ................................................................................ 42,407
Other assets .............................................................................. 2,882
Total assets .......................................................................... 1,033,503
Liabilities:
Payables:
Investment securities purchased .............................................................. 445
Custodian fees ........................................................................... 521
Transfer agent fees ........................................................................ 19
Reports to shareholders fees ................................................................ 842
Registration and filing fees .................................................................. 953
Trustees' fees and expenses ................................................................. 1
Funds advanced by custodian ................................................................. 2,267
Deferred tax ............................................................................... 4,090
Accrued expenses and other liabilities ........................................................... 1,202
Total liabilities ......................................................................... 10,340
Net assets, at value ................................................................. $1,023,163
Net assets consist of:
Paid-in capital ............................................................................. $1,125,111
Total distributable earnings (losses) ............................................................. (101,948)
Net assets, at value ................................................................. $1,023,163
Shares outstanding ......................................................................... 112,809
Net asset value per share
a
.................................................................... $9.07
a
Net asset value per share may not recalculate due to rounding.

Templeton Global Investment Trust
Financial Statements
Statement of Operations
for the year ended August 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
Franklin
Templeton
SMACS: Series
EM
Investment income:
Dividends: (net of foreign taxes of $3,496)
Unaffiliated issuers ........................................................................ $28,860
Non-controlled affiliates (Note 3 d ) ............................................................. 1,760
Other income
a
............................................................................. 126
Total investment income ................................................................... 30,746
Expenses:
Transfer agent fees (Note 3 c ) .................................................................. 150
Custodian fees ............................................................................ 104
Reports to shareholders fees .................................................................. 1,170
Registration and filing fees .................................................................... 32,985
Professional fees ........................................................................... 75,947
Trustees' fees and expenses .................................................................. 1,411
Other .................................................................................... 13,958
Total expenses ......................................................................... 125,725
Expenses waived/paid by affiliates (Note 3 d and 3 e ) .............................................. (125,725)
Net expenses ......................................................................... —
Net investment income ................................................................ 30,746
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $2,027)
Unaffiliated issuers ...................................................................... (37,904)
Foreign currency transactions ................................................................ (252)
Net realized gain (loss) .................................................................. (38,156)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 182,494
Translation of other assets and liabilities denominated in foreign currencies .............................. (21)
Change in deferred taxes on unrealized appreciation ............................................... (278)
Net change in unrealized appreciation (depreciation) ............................................ 182,195
Net realized and unrealized gain (loss) ............................................................ 144,039
Net increase (decrease) in net assets resulting from operations .......................................... $174,785
a
Other income includes payments by Asset Management for acquired fund fees and expenses (See Note 3e).

Templeton Global Investment Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
Franklin Templeton SMACS: Series EM
Year Ended
August 31, 2024
Year Ended
August 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $30,746 $38,218
Net realized gain (loss) ................................................. (38,156) (85,631)
Net change in unrealized appreciation (depreciation) ........................... 182,195 109,647
Net increase (decrease) in net assets resulting from operations ................ 174,785 62,234
Distributions to shareholders .............................................. (44,430) (33,406)
Capital share transactions (Note 2 ) .......................................... (851) 15,973
Net increase (decrease) in net assets ................................... 129,504 44,801
Net assets:
Beginning of year ....................................................... 893,659 848,858
End of year ........................................................... $1,023,163 $893,659

Templeton Global Investment Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin Templeton SMACS: Series EM
1. Organization and Significant Accounting Policies
Templeton Global Investment Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of three separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Franklin
Templeton SMACS: Series EM (Fund) is included in this
report.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At August 31, 2024, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Templeton SMACS: Series EM
(continued)
of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2024, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends
from securities where the dividend rate is not available.
In such cases, the dividend is recorded as soon as
the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Templeton SMACS: Series EM
(continued)
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Asset Management provides investment management services to the Fund. The Fund does not pay a fee for these services.
Year Ended
August 31, 2024
Year Ended
August 31, 2023
Shares Amount Shares Amount
Shares sold ................................... 1,926 $16,145 1,980 $15,973
Shares redeemed ............................... (1,921) (16,996) — —
Net increase (decrease) .......................... 5 $(851) 1,980 $15,973
Subsidiary Affiliation
Templeton Asset Management Ltd. (Asset Management) Investment manager
Franklin Templeton Investment Management Ltd. (FTIML) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Templeton SMACS: Series EM
(continued)
Under a subadvisory agreement, FTIML, an affiliate of Asset Management, provides subadvisory services to the Fund. The
Fund does not pay a fee for these services.
b. Administrative Fees
Under an agreement with Asset Management, FT Services provides administrative services to the Fund and is not paid by the
Fund for the services.
c. Transfer Agent Fees
The Fund pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, the Fund reimburses Investor
Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties.
For the year ended August 31, 2024, the Fund paid transfer agent fees as noted in the Statement of Operations, of which $150 was retained by Investor Services.
d. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Asset Management has contractually agreed to reimburse expenses of the Fund in an amount equal to fees indirectly borne by the Fund on assets invested in the affiliated management investment companies, as noted in the Statement of Operations. During the year ended August 31,
2024, investments in affiliated management investment companies were as follows:
e. Waiver and Expense Reimbursements
Asset Management has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations), interest expense and acquired fund fees and expenses of the Fund do not exceed 0.00% based on the average net assets until December 31, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Templeton SMACS: Series EM
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.982% $33,791 $324,225 $(357,841) $— $— $175 175 $1,760
Total Affiliated Securities ... $33,791 $324,225 $(357,841) $— $— $175 $1,760
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Templeton SMACS: Series EM
(continued)
Acquired fund fees and expenses are indirect expenses, and therefore Asset Management may make payments, if necessary, to the Fund to offset these estimated indirect expenses. Payments by Asset Management for the year ended August 31, 2024, are reflected as other income in the Statement of Operations.
f. Other Affiliated Transactions
At August 31, 2024, Templeton International, Inc. owned 100% of the Fund's outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2024, the capital loss carryforwards were as follows:
During the year ended August 31, 2024, the Fund utilized $6,952 of capital loss carryforwards.
The tax character of distributions paid during the years ended August 31, 2024 and 2023, was as follows:
At August 31, 2024, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares and foreign capital gains tax.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2024, aggregated
$319,393 and $397,018, respectively.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $7,229
Long term ................................................................................ 131,772
Total capital loss carryforwards ............................................................... $139,001
2024 2023
Distributions paid from:
Ordinary income .......................................................... $44,430 $33,406
Cost of investments .......................................................................... $971,067
Unrealized appreciation ........................................................................ $167,348
Unrealized depreciation ........................................................................ (153,377)
Net unrealized appreciation (depreciation) .......................................................... $13,971
Distributable earnings:
Undistributed ordinary income ................................................................... $28,327
3. Transactions with Affiliates
(continued)
e. Waiver and Expense Reimbursements
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Templeton SMACS: Series EM
(continued)
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended August 31, 2024, the Fund did not use the
Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

Templeton Global Investment Trust
Notes to Financial Statements
15
franklintempleton.com
Annual Report
Franklin Templeton SMACS: Series EM
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2024, in valuing the Fund's assets carried at fair value, is as follows:
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series EM
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 20,183 $ — $ — $ 20,183
Cambodia ............................ — 3,585 — 3,585
China ............................... 33,033 65,787 — 98,820
Hungary ............................. 24,818 — — 24,818
India ................................ — 61,689 — 61,689
Indonesia ............................ — 10,152 — 10,152
Italy ................................. — 3,907 — 3,907
Mexico .............................. 1,759 — — 1,759
Philippines ............................ — 10,625 — 10,625
South Africa ........................... — 39,753 — 39,753
South Korea .......................... — 369,727 — 369,727
Taiwan ............................... — 272,940 — 272,940
Thailand ............................. — 51,069 — 51,069
United Arab Emirates .................... 15,836 — — 15,836
Short Term Investments ................... 175 — — 175
Total Investments in Securities ........... $95,804 $889,234
a
$— $985,038
a
Includes foreign securities valued at $889,234, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
8. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Report of Independent Registered Public Accounting Firm
16
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Annual Report
To the Board of Trustees of Templeton Global Investment Trust and Shareholders of Franklin Templeton SMACS: Series EM
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Templeton SMACS: Series EM (one of the funds constituting Templeton Global Investment Trust, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the two years in the period ended August 31, 2024 and the period October 20, 2021
(commencement of operations) to August 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August
31, 2024 and the financial highlights for each of the two years in the period ended August 31, 2024 and the period October
20, 2021 (commencement of operations) to August 31, 2022 in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
October 22, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Global Investment Trust
Tax Information (unaudited)
17
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Annual Report
Franklin Templeton SMACS: Series EM
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended August 31, 2024:
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended August 31, 2024:
Pursuant to: Amount Reported
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $15,457
Amount Reported
Foreign Taxes Paid $5,474
Foreign Source Income Earned $32,308

Templeton Global Investment Trust
18
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Annual Report
TEMPLETON GLOBAL INVESTMENT TRUST
Franklin Templeton SMACS: Series EM Fund
(Fund)
At an in-person meeting held on May 22, 2024 (Meeting), the Board of Trustees (Board) of Templeton Global Investment
Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Templeton Asset Management Ltd. (TAML) and the Trust, on behalf of the Fund, and the investment sub-advisory agreement between TAML and Franklin Templeton Investment Management Limited (Sub-Adviser), an affiliate of TAML
(each a Management Agreement), for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management
Agreements. TAML and the Sub-Adviser are each referred to herein as a Manager.
In considering the continuation of the Management Agreements, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Managers by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the
Management Agreements, including, but not limited to: (i) the nature, extent and quality of the services provided by each
Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by each
Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the
Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Templeton Global Investment Trust
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Annual Report
In approving the continuance of the Management Agreements, the Board, including a majority of the Independent
Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreements are fair and reasonable and that the continuance of the Management Agreements are in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the
Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’ parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2023. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all retail and institutional emerging markets funds. The Fund commenced operations in 2021, so it does not have three years of performance history. The Board noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe. The Board further noted the
Fund’s short operating history. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the

Templeton Global Investment Trust
20
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Annual Report
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Investor Class, Open Class, Retail
Class, Service Class and Class F shares for the other funds in the Expense Group with multiple classes of shares. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and 14 other emerging markets funds. The Board noted that the actual total expense ratio for the Fund was below the median and in the first quintile (least expensive) of its Expense Group. The
Board also noted that the Manager provides general investment management and administrative services to the Fund for a zero management fee. The Board further noted that the Manager assumes certain expenses incurred by the Fund
(including acquired fund fees and expenses, but excluding certain non-routine expenses, such as those relating to litigation, indemnification, reorganizations and liquidations) so that total annual fund operating expenses do not exceed 0.00%. The
Board also noted that the Sub-Adviser provides investment sub-advisory services to the Fund for a zero sub-advisory fee. The
Board concluded that the Fund’s zero contractual management fee and zero contractual sub-advisory fee are reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by each Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Managers to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by each Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.

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Economies of Scale
The Board noted that the Fund was omitted from an economies of scale analysis because it has less than three years of data since inception. The Board further noted that because the Fund pays a zero management fee, the consideration of possible economies of scale in the future was not relevant.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreements for an additional one-year period.

29776-AFSOI 10/24
© 2024 Franklin Templeton. All rights reserved.

Templeton
Emerging Markets
Small Cap Fund
Financial Statements and Other Important Information
Annual | August 31, 2024

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual
1
Financial Highlights and Schedule of Investments 2
Financial Statements 11
Notes to Financial Statements 15
Report of Independent Registered Public Accounting Firm 25
Tax Information 26
Changes In and Disagreements with Accountants 27
Results of Meeting(s) of Shareholders 27
Remuneration Paid to Directors, Officers and Others 27
Board Approval of Management and Subadvisory Agreements 27

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
a
Year Ended August 31, Year Ended
August 31,
2022
a
Year Ended March 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $12.29 $12.55 $13.98 $15.08 $8.68 $13.78
Income from investment operations
b
:
Net investment income
c
............. 0.12 0.19 0.26 0.07 0.02 0.10
Net realized and unrealized gains (losses) 2.07 0.47 (1.69) 0.50 6.77 (4.96)
Total from investment operations ........ 2.19 0.66 (1.43) 0.57 6.79 (4.86)
Less distributions from:
Net investment income .............. (0.37) (0.29) — (0.66) (0.39) (—)
d
Net realized gains ................. — (0.63) — (1.01) — (0.24)
Total distributions ................... (0.37) (0.92) — (1.67) (0.39) (0.24)
Net asset value, end of year ........... $14.11 $12.29 $12.55 $13.98 $15.08 $8.68
Total return
e
....................... 18.29% 5.74% (10.23)% 3.01% 78.52% (35.73)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.94% 1.95% 2.00% 1.91% 1.99% 1.93%
Expenses net of waiver and payments by
affiliates .......................... 1.75% 1.75% 1.75% 1.73% 1.80% 1.91%
Net investment income ............... 0.90% 1.54% 4.83% 0.47% 0.16% 0.94%
Supplemental data
Net assets, end of year (000’s) ......... $186,634 $176,763 $187,525 $215,598 $210,269 $143,312
Portfolio turnover rate ................ 20.02% 23.06% 8.13% 31.72% 31.70% 4.72%
a
For the period April 1, 2022 to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a
Year Ended August 31, Year Ended
August 31,
2022
a
Year Ended March 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $11.27 $11.57 $12.94 $14.03 $8.14 $13.02
Income from investment operations
b
:
Net investment income (loss)
c
........ 0.01 0.08 0.20 (0.02) (0.06) 0.02
Net realized and unrealized gains (losses) 1.90 0.46 (1.57) 0.44 6.31 (4.66)
Total from investment operations ........ 1.91 0.54 (1.37) 0.42 6.25 (4.64)
Less distributions from:
Net investment income .............. (0.26) (0.21) — (0.50) (0.36) —
Net realized gains ................. — (0.63) — (1.01) — (0.24)
Total distributions ................... (0.26) (0.84) — (1.51) (0.36) (0.24)
Net asset value, end of year ........... $12.92 $11.27 $11.57 $12.94 $14.03 $8.14
Total return
d
....................... 17.31% 5.09% (10.59)% 2.26% 77.25% (36.23)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 2.69% 2.70% 2.74% 2.66% 2.73% 2.68%
Expenses net of waiver and payments by
affiliates .......................... 2.50% 2.50% 2.50% 2.48% 2.54% 2.66%
Net investment income (loss) .......... 0.09% 0.70% 4.06% (0.15)% (0.51)% 0.19%
Supplemental data
Net assets, end of year (000’s) ......... $8,569 $9,836 $13,645 $17,588 $27,434 $23,168
Portfolio turnover rate ................ 20.02% 23.06% 8.13% 31.72% 31.70% 4.72%
a
For the period April 1, 2022 to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a
Year Ended August 31, Year Ended
August 31,
2022
a
Year Ended March 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $12.02 $12.30 $13.71 $14.82 $8.56 $13.62
Income from investment operations
b
:
Net investment income (loss)
c
........ 0.08 0.15 0.24 0.04 (0.03) 0.04
Net realized and unrealized gains (losses) 2.03 0.47 (1.65) 0.47 6.68 (4.86)
Total from investment operations ........ 2.11 0.62 (1.41) 0.51 6.65 (4.82)
Less distributions from:
Net investment income .............. (0.34) (0.27) — (0.61) (0.39) —
Net realized gains ................. — (0.63) — (1.01) — (0.24)
Total distributions ................... (0.34) (0.90) — (1.62) (0.39) (0.24)
Net asset value, end of year ........... $13.79 $12.02 $12.30 $13.71 $14.82 $8.56
Total return
d
....................... 18.02% 5.50% (10.28)% 2.71% 78.18% (35.95)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 2.19% 2.20% 2.25% 2.16% 2.24% 2.18%
Expenses net of waiver and payments by
affiliates .......................... 2.00% 2.00% 2.00% 1.98% 2.05% 2.16%
Net investment income (loss) .......... 0.62% 1.29% 4.59% 0.26% (0.20)% 0.69%
Supplemental data
Net assets, end of year (000’s) ......... $2,147 $2,082 $2,109 $2,444 $2,966 $1,365
Portfolio turnover rate ................ 20.02% 23.06% 8.13% 31.72% 31.70% 4.72%
a
For the period April 1, 2022 to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
a
Year Ended August 31, Year Ended
August 31,
2022
a
Year Ended March 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $12.53 $12.77 $14.21 $15.30 $8.79 $13.94
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.22 0.28 0.14 0.08 0.22
Net realized and unrealized gains (losses) 2.12 0.49 (1.72) 0.50 6.83 (5.07)
Total from investment operations ........ 2.27 0.71 (1.44) 0.64 6.91 (4.85)
Less distributions from:
Net investment income .............. (0.41) (0.32) — (0.72) (0.40) (0.06)
Net realized gains ................. — (0.63) — (1.01) — (0.24)
Total distributions ................... (0.41) (0.95) — (1.73) (0.40) (0.30)
Net asset value, end of year ........... $14.39 $12.53 $12.77 $14.21 $15.30 $8.79
Total return
d
....................... 18.60% 6.06% (10.13)% 3.41% 79.19% (35.48)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.57% 1.56% 1.59% 1.54% 1.60% 1.53%
Expenses net of waiver and payments by
affiliates .......................... 1.47% 1.47% 1.47% 1.35% 1.40% 1.51%
Net investment income ............... 1.15% 1.79% 5.10% 0.88% 0.61% 1.34%
Supplemental data
Net assets, end of year (000’s) ......... $26,408 $27,134 $31,790 $39,782 $46,062 $47,904
Portfolio turnover rate ................ 20.02% 23.06% 8.13% 31.72% 31.70% 4.72%
a
For the period April 1, 2022 to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
a
Year Ended August 31, Year Ended
August 31,
2022
a
Year Ended March 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $12.55 $12.78 $14.23 $15.32 $8.80 $13.96
Income from investment operations
b
:
Net investment income
c
............. 0.14 0.23 0.28 0.12 0.07 0.15
Net realized and unrealized gains (losses) 2.13 0.48 (1.73) 0.50 6.84 (5.03)
Total from investment operations ........ 2.27 0.71 (1.45) 0.62 6.91 (4.88)
Less distributions from:
Net investment income .............. (0.40) (0.31) — (0.70) (0.39) (0.04)
Net realized gains ................. — (0.63) — (1.01) — (0.24)
Total distributions ................... (0.40) (0.94) — (1.71) (0.39) (0.28)
Net asset value, end of year ........... $14.42 $12.55 $12.78 $14.23 $15.32 $8.80
Total return
d
....................... 18.62% 6.08% (10.19)% 3.26% 79.10% (35.61)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.69% 1.71% 1.75% 1.66% 1.74% 1.68%
Expenses net of waiver and payments by
affiliates .......................... 1.50% 1.50% 1.50% 1.48% 1.54% 1.66%
Net investment income ............... 1.03% 1.86% 5.08% 0.75% 0.53% 1.19%
Supplemental data
Net assets, end of year (000’s) ......... $130,075 $182,079 $146,484 $172,459 $177,989 $168,808
Portfolio turnover rate ................ 20.02% 23.06% 8.13% 31.72% 31.70% 4.72%
a
For the period April 1, 2022 to August 31, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Global Investment Trust
Schedule of Investments, August 31, 2024
Templeton Emerging Markets Small Cap Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
a a Industry Shares a Value
a
Common Stocks 98.6%
Brazil 2.4%
Azzas 2154 SA .................. Textiles, Apparel & Luxury Goods 372,378 $ 3,237,926
a
Grupo Mateus SA ................ Consumer Staples Distribution & Retail 2,247,901 3,143,332
a
Hypera SA ..................... Pharmaceuticals 128,439 650,485
a
Oncoclinicas do Brasil Servicos Medicos
SA .......................... Health Care Providers & Services 1,122,677 1,326,832
8,358,575
Cambodia 0.4%
a,b
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 3,253,765 1,382,302
Chile 0.4%
Aguas Andinas SA , A ............. Water Utilities 4,267,311 1,293,662
China 4.7%
Asia Cement China Holdings Corp. ... Construction Materials 1,364,069 370,847
b
Chervon Holdings Ltd. ............. Household Durables 647,586 1,588,800
c,d
China Education Group Holdings Ltd. ,
Reg S ....................... Diversified Consumer Services 2,906,803 1,635,761
a,b
Daqo New Energy Corp. , ADR ...... Semiconductors & Semiconductor Equipment 150,350 2,214,655
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 2,202,619 2,352,918
b
Huaxin Cement Co. Ltd. , H ......... Construction Materials 1,117,830 974,781
c
JNBY Design Ltd. , Reg S .......... Textiles, Apparel & Luxury Goods 1,428,758 2,460,526
d
Noah Holdings Ltd. , ADR .......... Capital Markets 233,374 1,932,337
Uni-President China Holdings Ltd. .... Food Products 3,645,351 3,220,927
16,751,552
Georgia 0.8%
a
Georgia Capital plc ............... Capital Markets 224,199 3,009,297
Greece 0.7%
Piraeus Financial Holdings SA ....... Banks 553,544 2,387,858
Hong Kong 1.0%
Luk Fook Holdings International Ltd. .. Specialty Retail 564,051 1,044,829
Pacific Basin Shipping Ltd. ......... Marine Transportation 9,317,323 2,556,472
3,601,301
Hungary 2.2%
Richter Gedeon Nyrt. ............. Pharmaceuticals 253,782 7,690,147
India 35.4%
a
Affle India Ltd. ................... Media 312,183 6,079,642
Ajanta Pharma Ltd. ............... Pharmaceuticals 122,833 4,751,087
c
Aster DM Healthcare Ltd. , 144A , Reg S Health Care Providers & Services 827,927 4,022,169
Bajaj Holdings & Investment Ltd. ..... Financial Services 209,557 25,144,002
City Union Bank Ltd. .............. Banks 2,634,434 5,368,878
Coforge Ltd. .................... IT Services 55,675 4,219,374
Crompton Greaves Consumer
Electricals Ltd. ................. Household Durables 311,456 1,771,598
Dalmia Bharat Ltd. ............... Construction Materials 290,056 6,539,305
a
Electronics Mart India Ltd. .......... Specialty Retail 824,168 2,207,455
EPL Ltd. ....................... Containers & Packaging 896,215 2,663,786
a,c
Eris Lifesciences Ltd. , 144A , Reg S ... Pharmaceuticals 346,989 5,751,966
Federal Bank Ltd. ................ Banks 4,860,117 11,282,024
a
Honasa Consumer Ltd. ............ Personal Care Products 848,333 5,118,894
a
MakeMyTrip Ltd. ................. Hotels, Restaurants & Leisure 73,121 7,032,046
a
Max Financial Services Ltd. ......... Insurance 440,080 5,639,881
a
Ola Electric Mobility Ltd. ........... Automobiles 1,142,895 1,607,701
a
PB Fintech Ltd. .................. Insurance 343,999 7,259,604

Templeton Global Investment Trust
Schedule of Investments
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
Redington Ltd. .................. Electronic Equipment, Instruments &
Components 1,896,792 $ 4,573,218
a
Restaurant Brands Asia Ltd. ........ Hotels, Restaurants & Leisure 2,002,427 2,626,676
Tata Consumer Products Ltd. ....... Food Products 158,241 2,266,283
a
Zomato Ltd. .................... Hotels, Restaurants & Leisure 3,085,755 9,211,702
125,137,291
Indonesia 1.4%
Avia Avian Tbk. PT ............... Chemicals 109,085,200 3,317,376
a
GoTo Gojek Tokopedia Tbk. PT , A .... Broadline Retail 547,222,007 1,841,965
5,159,341
Italy 1.2%
a,b,c
Wizz Air Holdings plc , 144A , Reg S ... Passenger Airlines 243,919 4,292,576
Kazakhstan 1.0%
c
Halyk Savings Bank of Kazakhstan JSC ,
GDR , Reg S .................. Banks 213,908 3,743,390
Mexico 1.3%
Bolsa Mexicana de Valores SAB de CV Capital Markets 2,840,643 4,371,885
Grupo Aeroportuario del Centro Norte
SAB de CV , B ................. Transportation Infrastructure 51,274 410,635
4,782,520
Peru 0.9%
Intercorp Financial Services, Inc. ..... Banks 121,117 3,076,372
Philippines 5.8%
a
Bloomberry Resorts Corp. .......... Hotels, Restaurants & Leisure 19,513,000 2,731,008
Century Pacific Food, Inc. .......... Food Products 7,174,166 4,675,947
International Container Terminal
Services, Inc. .................. Transportation Infrastructure 1,850,915 13,041,428
20,448,383
Saudi Arabia 2.0%
a
Jahez International Co. ............ Hotels, Restaurants & Leisure 470,300 3,120,628
Mouwasat Medical Services Co. ..... Health Care Providers & Services 137,726 3,809,234
6,929,862
South Africa 1.0%
Netcare Ltd. .................... Health Care Providers & Services 4,874,221 3,710,130
South Korea 7.8%
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 159,163 5,043,979
a
Hugel, Inc. ..................... Biotechnology 41,804 8,508,012
LEENO Industrial, Inc. ............. Semiconductors & Semiconductor Equipment 36,012 5,275,303
LX Semicon Co. Ltd. .............. Semiconductors & Semiconductor Equipment 55,258 2,841,967
Shin Heung Energy & Electronics Co.
Ltd. ......................... Electrical Equipment 219,215 1,435,713
Soulbrain Co. Ltd. ................ Chemicals 16,365 2,905,774
Vieworks Co. Ltd. ................ Health Care Equipment & Supplies 81,147 1,601,522
27,612,270
Taiwan 13.8%
Eclat Textile Co. Ltd. .............. Textiles, Apparel & Luxury Goods 223,590 3,740,997
Kinsus Interconnect Technology Corp. . Semiconductors & Semiconductor Equipment 1,124,850 4,163,935
Merida Industry Co. Ltd. ........... Leisure Products 715,459 5,394,202
momo.com, Inc. ................. Broadline Retail 339,429 4,141,565
Novatek Microelectronics Corp. ...... Semiconductors & Semiconductor Equipment 586,366 9,895,108

Templeton Global Investment Trust
Schedule of Investments
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan (continued)
Poya International Co. Ltd. ......... Broadline Retail 417,548 $ 6,557,504
Primax Electronics Ltd. ............ Electronic Equipment, Instruments &
Components 1,190,975 3,343,380
Shin Zu Shing Co. Ltd. ............ Machinery 49,747 352,018
Synnex Technology International Corp. Electronic Equipment, Instruments &
Components 4,154,424 9,345,083
Visual Photonics Epitaxy Co. Ltd. .... Semiconductors & Semiconductor Equipment 418,128 1,859,943
48,793,735
Thailand 2.5%
Dynasty Ceramic PCL ............. Building Products 21,251,897 1,252,250
Major Cineplex Group PCL ......... Entertainment 6,519,860 2,737,975
Tisco Financial Group PCL ......... Banks 1,718,326 4,826,493
8,816,718
United Arab Emirates 3.2%
Americana Restaurants International plc Hotels, Restaurants & Leisure 2,641,274 2,015,031
Burjeel Holdings plc .............. Health Care Providers & Services 3,757,924 2,518,950
Emirates Central Cooling Systems Corp. Water Utilities 4,786,580 2,241,561
Spinneys 1961 Holding plc ......... Consumer Staples Distribution & Retail 5,684,491 2,306,082
Taaleem Holdings PJSC ........... Diversified Consumer Services 2,133,071 2,113,993
11,195,617
Vietnam 8.7%
Asia Commercial Bank JSC ........ Banks 3,097,525 3,089,784
FPT Corp. ...................... IT Services 2,872,600 15,592,468
Military Commercial Joint Stock Bank . Banks 2,980,000 2,982,207
Mobile World Investment Corp. ...... Specialty Retail 3,248,849 9,120,750
30,785,209
Total Common Stocks (Cost $ 250,640,699 ) .....................................
348,958,108
a
Preferred Stocks 2.3%
Brazil 1.0%
e
Bradespar SA , 9.18% ............. Metals & Mining 978,972 3,382,385
Chile 1.3%
e
Embotelladora Andina SA , A , 6.67% .. Beverages 603,894 1,506,298
e
Embotelladora Andina SA , B , 5.76% .. Beverages 963,231 3,058,194
4,564,492
Total Preferred Stocks (Cost $ 9,524,705 ) .......................................
7,946,877
Total Long Term Investments (Cost $ 260,165,404 ) ...............................
356,904,985
Short Term Investments 1.5%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 1.5%
United States 1.5%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio , 4.982% ......... 5,120,684 5,120,684
Total Money Market Funds (Cost $ 5,120,684 ) ...................................
5,120,684

Templeton Global Investment Trust
Schedule of Investments
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
h
Investments from Cash Collateral Received for Loaned
Securities 0.0%
†
Money Market Funds 0.0%
†
f,g
Institutional Fiduciary Trust - Money
Market Portfolio , 4.982% ......... 134,633 $ 134,633
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 134,633 ) ...................................................................
134,633
a a a a a
Total Short Term Investments (Cost $ 5,255,317 ) .................................
5,255,317
a a a
Total Investments (Cost $ 265,420,721 ) 102.4% ..................................
$362,160,302
Other Assets, less Liabilities (2.4) % ...........................................
(8,327,905)
Net Assets 100.0% ...........................................................
$353,832,397
a a a
See A bbreviations on page 24 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at August 31, 2024. See Note 1(c).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2024, the aggregate value of these securities was $21,906,388, representing 6.2% of net assets.
d
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At August 31, 2024, the aggregate value of these securities was $3,568,098, representing 1.0% of net assets.
e
Variable rate security. The rate shown represents the yield at period end.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1(c) regarding securities on loan.

Templeton Global Investment Trust
Financial Statements
Statement of Assets and Liabilities
August 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
Templeton
Emerging
Markets Small
Cap Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $260,165,404
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 5,255,317
Value - Unaffiliated issuers (Includes securities loaned of $ 3,039,267 ) .................................. $356,904,985
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 5,255,317
Foreign currency, at value (cost $ 171,482 ) ........................................................ 171,556
Receivables:
Investment securities sold ................................................................... 264,221
Capital shares sold ........................................................................ 82,319
Dividends ............................................................................... 383,185
European Union tax reclaims (Note 1 d ) ......................................................... 101,769
Total assets .......................................................................... 363,163,352
Liabilities:
Payables:
Investment securities purchased .............................................................. 433,257
Capital shares redeemed ................................................................... 252,615
Management fees ......................................................................... 397,398
Distribution fees .......................................................................... 46,556
Transfer agent fees ........................................................................ 119,113
Trustees' fees and expenses ................................................................. 382
Payable upon return of securities loaned (Note 1 c ) .................................................. 134,633
Deferred tax ............................................................................... 7,797,645
Accrued expenses and other liabilities ........................................................... 149,356
Total liabilities ......................................................................... 9,330,955
Net assets, at value ................................................................. $353,832,397
Net assets consist of:
Paid-in capital ............................................................................. $313,378,827
Total distributable earnings (losses) ............................................................. 40,453,570
Net assets, at value ................................................................. $353,832,397

Templeton Global Investment Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
August 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
Templeton
Emerging
Markets Small
Cap Fund
Class A:
Net assets, at value ....................................................................... $186,633,850
Shares outstanding ........................................................................ 13,226,238
Net asset value per share
a ,b
.................................................................. $14.11
Maximum offering price per share (net asset value per share ÷ 94 .50% )
b
................................ $14.93
Class C:
Net assets, at value ....................................................................... $8,569,238
Shares outstanding ........................................................................ 663,052
Net asset value and maximum offering price per share
a ,b
............................................ $12.92
Class R:
Net assets, at value ....................................................................... $2,146,520
Shares outstanding ........................................................................ 155,692
Net asset value and maximum offering price per share
b
............................................. $13.79
Class R6:
Net assets, at value ....................................................................... $26,407,726
Shares outstanding ........................................................................ 1,834,746
Net asset value and maximum offering price per share
b
............................................. $14.39
Advisor Class:
Net assets, at value ....................................................................... $130,075,063
Shares outstanding ........................................................................ 9,023,010
Net asset value and maximum offering price per share
b
............................................. $14.42
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Templeton Global Investment Trust
Financial Statements
Statement of Operations
for the year ended August 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
Templeton
Emerging
Markets Small
Cap Fund
Investment income:
Dividends: (net of foreign taxes of $1,138,769)
Unaffiliated issuers ........................................................................ $8,887,389
Non-controlled affiliates (Note 3 f ) ............................................................. 337,271
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 4,018
Non-controlled affiliates (Note 3 f ) ............................................................. 3,150
Total investment income ................................................................... 9,231,828
Expenses:
Management fees (Note 3 a ) ................................................................... 4,974,227
Distribution fees: (Note 3c )
Class A ................................................................................ 444,201
Class C ................................................................................ 89,292
Class R ................................................................................ 10,393
Transfer agent fees: (Note 3e )
Class A ................................................................................ 304,438
Class C ................................................................................ 15,201
Class R ................................................................................ 3,555
Class R6 ............................................................................... 13,388
Advisor Class ............................................................................ 236,846
Custodian fees ............................................................................ 109,624
Reports to shareholders fees .................................................................. 34,095
Registration and filing fees .................................................................... 116,015
Professional fees ........................................................................... 61,588
Trustees' fees and expenses .................................................................. 43,254
Other .................................................................................... 60,763
Total expenses ......................................................................... 6,516,880
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (651,390)
Net expenses ......................................................................... 5,865,490
Net investment income ................................................................ 3,366,338
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $2,282,966)
Unaffiliated issuers ...................................................................... (6,225,570)
Foreign currency transactions ................................................................ (57,017)
Net realized gain (loss) .................................................................. (6,282,587)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 63,448,382
Translation of other assets and liabilities denominated in foreign currencies .............................. (12,998)
Change in deferred taxes on unrealized appreciation ............................................... (3,607,169)
Net change in unrealized appreciation (depreciation) ............................................ 59,828,215
Net realized and unrealized gain (loss) ............................................................ 53,545,628
Net increase (decrease) in net assets resulting from operations .......................................... $56,911,966

Templeton Global Investment Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
Templeton Emerging Markets Small Cap
Fund
Year Ended
August 31, 2024
Year Ended
August 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $3,366,338 $6,115,027
Net realized gain (loss) ................................................. (6,282,587) (18,622,465)
Net change in unrealized appreciation (depreciation) ........................... 59,828,215 32,093,822
Net increase (decrease) in net assets resulting from operations ................ 56,911,966 19,586,384
Distributions to shareholders:
Class A ............................................................. (5,154,505) (13,458,092)
Class C ............................................................. (208,350) (867,935)
Class R ............................................................. (58,515) (154,143)
Class R6 ............................................................ (845,772) (2,136,443)
Advisor Class ........................................................ (4,785,158) (10,460,496)
Total distributions to shareholders .......................................... (11,052,300) (27,077,109)
Capital share transactions: (Note 2 )
Class A ............................................................. (14,843,790) (6,802,414)
Class C ............................................................. (2,468,722) (3,373,063)
Class R ............................................................. (222,112) 17,445
Class R6 ............................................................ (4,418,953) (3,846,473)
Advisor Class ........................................................ (67,967,274) 37,836,258
Total capital share transactions ............................................ (89,920,851) 23,831,753
Net increase (decrease) in net assets ................................... (44,061,185) 16,341,028
Net assets:
Beginning of year ....................................................... 397,893,582 381,552,554
End of year ........................................................... $353,832,397 $397,893,582

Templeton Global Investment Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
Templeton Emerging Markets Small Cap Fund
1. Organization and Significant Accounting Policies
Templeton Global Investment Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of three separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946.
Templeton Emerging Markets Small Cap Fund (Fund)
is included in this report. The Fund offers five classes of
shares: Class A, Class C, Class R, Class R6 and Advisor
Class. Class C shares automatically convert to Class A
shares on a monthly basis, after they have been held for
8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At August 31, 2024, certain securities may have been fair
valued using these procedures, in which case the securities

Templeton Global Investment Trust
Notes to Financial Statements

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Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in a money market fund managed by Franklin Advisers,
Inc., an affiliate of the Fund. Additionally, at August 31,
2024, the Fund held $3,109,317 in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Fund's custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2024, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2024, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:
Year Ended
August 31, 2024
Year Ended
August 31, 2023
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 1,258,523 $16,274,121 2,038,516 $24,548,864
Shares issued in reinvestment of distributions .......... 361,112 4,427,211 988,332 11,590,825
Shares redeemed ............................... (2,772,976) (35,545,122) (3,594,802) (42,942,103)
Net increase (decrease) .......................... (1,153,341) $(14,843,790) (567,954) $(6,802,414)
Class C Shares:
Shares sold ................................... 90,234 $1,063,959 145,663 $1,609,366
Shares issued in reinvestment of distributions .......... 18,240 205,927 79,727 859,170
Shares redeemed
a
.............................. (318,497) (3,738,608) (531,185) (5,841,599)
Net increase (decrease) .......................... (210,023) $(2,468,722) (305,795) $(3,373,063)
Class R Shares:
Shares sold ................................... 12,345 $155,269 17,998 $213,368
Shares issued in reinvestment of distributions .......... 4,876 58,515 13,430 154,143
Shares redeemed ............................... (34,724) (435,896) (29,764) (350,066)
Net increase (decrease) .......................... (17,503) $(222,112) 1,664 $17,445
Class R6 Shares:
Shares sold ................................... 365,384 $4,779,314 607,304 $7,495,714
Shares issued in reinvestment of distributions .......... 45,170 563,720 89,455 1,068,229
Shares redeemed ............................... (740,978) (9,761,987) (1,021,519) (12,410,416)
Net increase (decrease) .......................... (330,424) $(4,418,953) (324,760) $(3,846,473)
Advisor Class Shares:
Shares sold ................................... 1,849,902 $24,099,899 7,384,346 $92,218,229
Shares issued in reinvestment of distributions .......... 347,372 4,342,154 792,266 9,472,682
Shares redeemed ............................... (7,679,792) (96,409,327) (5,130,704) (63,854,653)
Net increase (decrease) .......................... (5,482,518) $(67,967,274) 3,045,908 $37,836,258
a
May include a portion of Class C shares that were automatically converted to Class A.
1. Organization and Significant Accounting Policies
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Asset Management based on the average daily net assets of the Fund as follows:
For the year ended August 31, 2024, the gross effective investment management fee rate was 1.400% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Asset Management, FT Services provides administrative services to the Fund. The fee is paid by
Asset Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
Subsidiary Affiliation
Templeton Asset Management Ltd. (Asset Management) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
1.400% Up to and including $500 million
1.300% Over $500 million, up to and including $1 billion
1.200% In excess of $1 billion
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor
Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended August 31, 2024, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$148,479 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended August 31, 2024, the Fund held investments in affiliated management investment companies as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $6,909
CDSC retained .............................................................................. $549
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets Small Cap Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio , 4.982% $13,955,515 $91,014,297 $(99,849,128) $— $— $5,120,684 5,120,684 $337,271
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio , 4.982% $— $7,340,408 $(7,205,775) $— $— $134,633 134,633 $3,150
Total Affiliated Securities ... $13,955,515 $98,354,705 $(107,054,903) $— $— $5,255,317 $340,421
3. Transactions with Affiliates
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
g. Waiver and Expense Reimbursements
Asset Management has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 1.50% based on the average net assets of each class until
December 31, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until December 31, 2024.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2024, the capital loss carryforwards were as follows:
During the year ended August 31, 2024, the Fund utilized $3,431,793 of capital loss carryforwards.
The tax character of distributions paid during the years ended August 31, 2024 and 2023, was as follows:
At August 31, 2024, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares, foreign capital gains tax and corporate actions.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $927,092
Long term ................................................................................ 29,781,973
Total capital loss carryforwards ............................................................... $30,709,065
2024 2023
Distributions paid from:
Ordinary income .......................................................... $11,052,300 $8,928,587
Long term capital gain ...................................................... — 18,148,522
$11,052,300 $27,077,109
Cost of investments .......................................................................... $283,513,964
Unrealized appreciation ........................................................................ $131,019,935
Unrealized depreciation ........................................................................ (52,373,597)
Net unrealized appreciation (depreciation) .......................................................... $78,646,338
Distributable earnings:
Undistributed ordinary income ................................................................... $1,248,683
3. Transactions with Affiliates
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2024, aggregated
$70,379,682 and $159,564,198, respectively.
At August 31, 2024, in connection with securities lending transactions, the Fund loaned equity investments and received
$134,633 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended August 31, 2024, the Fund did not use the
Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:

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Notes to Financial Statements

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Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2024, in valuing the Fund's assets carried at fair value, is as follows:
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Small Cap Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 8,358,575 $ — $ — $ 8,358,575
Cambodia ............................ — 1,382,302 — 1,382,302
Chile ................................ 1,293,662 — — 1,293,662
China ............................... 11,066,465 5,685,087 — 16,751,552
Georgia .............................. 3,009,297 — — 3,009,297
Greece .............................. — 2,387,858 — 2,387,858
Hong Kong ........................... — 3,601,301 — 3,601,301
Hungary ............................. 7,690,147 — — 7,690,147
India ................................ 8,639,747 116,497,544 — 125,137,291
Indonesia ............................ 3,317,376 1,841,965 — 5,159,341
Italy ................................. — 4,292,576 — 4,292,576
Kazakhstan ........................... 3,743,390 — — 3,743,390
Mexico .............................. 4,782,520 — — 4,782,520
Peru ................................ 3,076,372 — — 3,076,372
Philippines ............................ 20,448,383 — — 20,448,383
Saudi Arabia .......................... 3,120,628 3,809,234 — 6,929,862
South Africa ........................... — 3,710,130 — 3,710,130
South Korea .......................... — 27,612,270 — 27,612,270
Taiwan ............................... — 48,793,735 — 48,793,735
Thailand ............................. — 8,816,718 — 8,816,718
United Arab Emirates .................... 6,661,636 4,533,981 — 11,195,617
Vietnam .............................. — 30,785,209 — 30,785,209
Preferred Stocks ........................ 7,946,877 — — 7,946,877
Short Term Investments ................... 5,255,317 — — 5,255,317
Total Investments in Securities ........... $98,410,392 $263,749,910
a
$— $362,160,302
a
Includes foreign securities valued at $263,749,910, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
8. Fair Value Measurements
(continued)

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Notes to Financial Statements

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Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
GDR
Global Depositary Receipt
PJSC
Public Joint Stock Company

Templeton Global Investment Trust
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees of Templeton Global Investment Trust and Shareholders of Templeton Emerging Markets Small Cap
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Templeton
Emerging Markets Small Cap Fund (one of the funds constituting Templeton Global Investment Trust, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the two years in the period ended August 31, 2024, the period April 1, 2022 to August 31, 2022 and each of the three years in the period ended March 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended
August 31, 2024, and the financial highlights for each of the two years in the period ended August 31, 2024, the period April
1, 2022 to August 31, 2022 and each of the three years in the period ended March 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from the brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
October 22, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Global Investment Trust
Tax Information (unaudited)

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Annual Report
Templeton Emerging Markets Small Cap Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended August 31, 2024:
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended August 31, 2024 :
Pursuant to: Amount Reported
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $4,037,949
Section 163(j) Interest Earned §163(j) $132,857
Amount Reported
Foreign Taxes Paid $3,303,026
Foreign Source Income Earned $4,389,672

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Annual Report
TEMPLETON GLOBAL INVESTMENT TRUST
Templeton Emerging Markets Small Cap Fund
(Fund)
At an in-person meeting held on May 22, 2024 (Meeting), the Board of Trustees (Board) of Templeton Global Investment Trust
(Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between
Templeton Asset Management Ltd. (Manager) and the Trust, on behalf of the Fund (Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.
In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the
Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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Annual Report
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2023. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial
Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also considered the performance returns for the Fund in comparison to the performance returns of a customized peer group (Performance
Customized Peer Group) selected by the Manager. The Board further reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the
Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all retail and institutional emerging markets funds. The
Performance Customized Peer Group for the Fund included only emerging markets funds that are benchmarked to MSCI
Emerging Markets Small Cap Index at the time of purchase. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was above the median of its Performance Universe. The Board also noted that the
Fund’s annualized total return was above the median and in the first (best) quintile of its Performance Customized Peer Group for the three-year period, but below the median of its Performance Customized Peer Group for the one-, five- and 10-year periods. The Board further noted that no quintile information was provided for the Fund’s Performance Customized Peer Group for the 10-year period due to its small size. The Board discussed with management the Fund’s underperformance versus its
Performance Customized Peer Group and management explained that the Fund follows a bottom-up, fundamental approach which can detract from performance when the overall economic picture rather than company fundamentals are driving investments, as was the case during the COVID-19 period which is reflected in the Fund’s five-year relative performance. The

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Annual Report
Board also noted management’s representation that the Fund had recently outperformed many of its peers over the three- and six-month periods ended March 31, 2024. The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and for each other fund in the Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and 13 other emerging markets funds. The Board noted that the
Management Rate and actual total expense ratio for the Fund were above the medians and in the fifth quintile (most expensive) of its Expense Group. The Board discussed the expenses of this Fund with management and management explained that the Expense Group was not directly comparable to the Fund as the Expense Group was comprised of funds that had a significantly lower average allocation of their investments to small- and mid-capitalization companies in comparison to the Fund. Management further explained that when the Fund is compared to the subset of funds in the Expense Group that invests principally in emerging markets mid- and small-cap companies, the Fund’s Management Rate and actual total expense ratio are more in line with peers. The Board then noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. After consideration of the above, the Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

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Annual Report
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the
Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

4398-AFSOI 10/24
© 2024 Franklin Templeton. All rights reserved.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 13. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is reasonably likely to materially affect the internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Company N/A

Item 18. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 19. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL INVESTMENT TRUST

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	October 31, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	October 31, 2024

By	/s/ JEFFREY WHITE
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	October 31, 2024